Note 11 - Financial Instruments	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
11.	Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable and other receivables. The principal financial liabilities of the Company consist of long-term bank loans, derivatives, trade accounts payable, accrued expenses and amount due to related company.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long-term bank loans. Under the terms of the interest rate swaps the Company and the bank agree to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, they did not qualify for accounting purposes as fair value hedges, under the guidance relating to Derivatives and Hedging, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in “(Loss)/ gain on derivative, net” in the unaudited condensed consolidated statements of comprehensive income. On  April 16, 2020, the Company entered into one interest rate swap contract with Eurobank – Ergasias S.A. (“Eurobank”) on a notional amount of $30.0 million, with inception date on  April 24, 2020 and maturity date on  April 24, 2025. Under the terms of the swap, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 0.78% based on the relevant notional amount. Therefore, as of  September 30, 2021, the Company had one open swap contract for a notional amount of $30.0 million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable.

Fair value of financial instruments

The estimated fair values of the Company's financial instruments such as cash and cash equivalents, restricted cash and amount due to related company approximate their individual carrying amounts as of  December 31, 2020 and  September 30, 2021, due to their short-term maturity.  Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the Company’s long-term bank loans, bearing interest at variable interest rates approximates their recorded values as of  September 30, 2021, due to the variable interest rate nature thereof. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR. The fair value of the Company’s interest rate swap is the estimated amount the Company would pay to terminate the swap agreement at the reporting date, taking into account current interest rates and the current creditworthiness of the Company and its counter parties.

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company’s interest rate swap agreement is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair value of the interest rate swap determined through Level 2 of the fair value hierarchy as defined in guidance relating to “Fair value measurements” is derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

		Fair Value Measurement as of December 31,2020
	Balance Sheet Location	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	Derivative, current liability portion	$203,553	-	$203,553	-
Interest rate swap contract, long-term portion	Derivative, long-term liability portion	$362,195	-	$362,195	-

		Fair Value Measurement as of September 30,2021
	Balance Sheet Location	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, long-term assets	Derivative, long-term assets	$263,945	-	$263,945	-
Liabilities
Interest rate swap contract, current	Derivative, current liability portion	$277,061	-	$277,061	-

The amount of (Loss) / gain on derivative, net recognized in the unaudited condensed consolidated statements of comprehensive income, is analyzed as follows:

Derivative not designated as hedging instrument	Location of loss recognized	Nine Months Ended September 30, 2020	Nine Months Ended September 30, 2021
Interest rate swap contract – Unrealized (loss) / gain	(Loss) / gain on derivative, net	(582,850)	552,632
Interest rate swap contract - Realized gain / (loss)	(Loss)/ gain on derivative, net	18,219	(131,324)
Total (loss) / gain on derivative		(564,631)	421,308

Asset Measured at Fair Value on a Non-recurring Basis

As of June 30, 2020 the vessel M/V "EM Oinousses" with a carrying amount of $3.77 million, was classified as vessel held for sale and written down to its fair value of $3.87 million, less estimated costs to sell of $0.22 million, resulting in a loss of $0.12 million, which was included in the unaudited condensed consolidated statement of comprehensive income under “Loss on write-down of vessel held for sale”. The fair value of M/V "EM Oinousses" was determined by reference to its negotiated and thereafter agreed sale price and is considered Level 2.